Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,810,454)	$ (13,049,031)
Depreciation and amortization	3,316,181	3,245,161
Loss on disposal of property and equipment	115,193	73,022
Increase in allowance for doubtful accounts	445,395	62,591
Changes in assets and liabilities
Accounts receivable	(7,933,730)	(1,507,296)
Other receivables and prepayment	(2,202,960)	2,873,984
Accounts payable	2,230,543	4,757,457
Accrued liabilities and other payables	1,866,137	7,483,441
Net cash (used in) provided by operating activities	(8,973,695)	3,939,329
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(12,689)	(3,554,258)
Proceeds from disposal of property and equipment	29,942
Net cash provided by (used in) investing activities	17,253	(3,554,258)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from related parties	8,938,290	(1,197,870)
Net cash provided by (used in) financing activities	8,938,290	(1,197,870)
Effect of exchange rate changes	6,688	(32,746)
Net decrease in cash and cash equivalents	(11,464)	(845,545)
Cash and cash equivalents, at beginning of year	83,843	929,388
Cash and cash equivalents, at end of year	72,379	83,843
Supplemental cash flow disclosures:
Interest paid	26,611	4,412
Income taxes paid